NON-CURRENT AND CURRENT FINANCIAL LIABILITIES - Black forest term loan facility (Details) - 12 months ended Dec. 31, 2025 € in Thousands	EUR (€) shares tranche	EUR (€) $ / shares	$ / shares
Black forest term loan facility
FINANCIAL LIABILITIES AND WARRANTS
Derivative amount	€ 1,746	€ 1,746
Black forest term loan facility | Maximum
FINANCIAL LIABILITIES AND WARRANTS
Loan facilities	€ 10	10
Black forest term loan facility, first tranche
FINANCIAL LIABILITIES AND WARRANTS
Number of debt facilities | tranche	2
Loan facilities	€ 2,500	2,500
Amount of debt payable	€ 574	€ 574
Conversion share price | $ / shares			$ 2.15
Conversion eligibility start period (n months)	6 months
Debt term	15 months
Effective interest rate	15.00%	15.00%
Number of options granted | shares	1,250,000
Exercise price of options granted | $ / shares		€ 4.1956
Weighted average share price | $ / shares		€ 4.31
Maturity period (in years)	5 years
Derivative amount	€ 5,300	€ 5,300
Day 1 loss	€ 3,500